LEASES (Details 1) $ in Thousands	Jun. 30, 2022 USD ($)
Statement [Line Items]
Total Undiscounted Cash Flows	$ 4,167
Less: Present Value Discount	(606)
Total Lease Liabilities	3,561
2023
Statement [Line Items]
Total Undiscounted Cash Flows	1,366
2024
Statement [Line Items]
Total Undiscounted Cash Flows	1,251
2025
Statement [Line Items]
Total Undiscounted Cash Flows	447
2027
Statement [Line Items]
Total Undiscounted Cash Flows	373
Thereafter
Statement [Line Items]
Total Undiscounted Cash Flows	290
2026
Statement [Line Items]
Total Undiscounted Cash Flows	$ 440